Property and Equipment - Schedule of Property and Equipment (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2015
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	7 years
Mobile Consoles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of property and equipment	5 years